RELATED PARTIES (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 item	Dec. 31, 2019 USD ($) $ / shares shares
Director
Related Party Transaction [Line Items]
Number of seats held in company | item	1
Director | Customer Concentration Risk
Related Party Transaction [Line Items]
Percentage of interest in the Company	10.00%
Executive Officer
Related Party Transaction [Line Items]
Number of shares of unvested common stock purchased | shares		1,479,459
Price per share | $ / shares		$ 1.01
Total price | $		$ 1.5
Interest Rate		2.31%